Geographical Information (Details) - Schedule of geographic information - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical Information (Details) - Schedule of geographic information [Line Items]
Total revenue	$ 4,949,976	$ 8,303,987	$ 13,055,360	$ 16,384,299	$ 37,346,859	$ 37,910,393	$ 34,648,621
Total revenue, percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Southeast Asia [Member]
Geographical Information (Details) - Schedule of geographic information [Line Items]
Total revenue	$ 1,658,301	$ 1,421,843	$ 4,056,484	$ 2,642,407	$ 7,170,190	$ 12,109,193	$ 25,988,621
Total revenue, percentage	33.50%	17.10%	31.10%	16.10%	19.20%	31.90%	75.00%
EU [Member]
Geographical Information (Details) - Schedule of geographic information [Line Items]
Total revenue	$ 829,150	$ 710,921	$ 2,028,242	$ 1,321,203	$ 3,585,095	$ 5,570,000	$ 5,888,800
Total revenue, percentage	16.80%	8.60%	15.50%	8.10%	9.60%	14.70%	17.00%
South Korea [Member]
Geographical Information (Details) - Schedule of geographic information [Line Items]
Total revenue	$ 497,490	$ 426,553	$ 1,216,945	$ 792,722	$ 2,151,056	$ 3,770,000	$ 2,771,200
Total revenue, percentage	10.10%	5.10%	9.30%	4.80%	5.80%	9.90%	8.00%
Africa [Member]
Geographical Information (Details) - Schedule of geographic information [Line Items]
Total revenue	$ 331,660	$ 284,369	$ 811,297	$ 528,481	$ 1,434,038	$ 961,200
Total revenue, percentage	6.70%	3.40%	6.20%	3.20%	3.80%	2.50%
North America [Member]
Geographical Information (Details) - Schedule of geographic information [Line Items]
Total revenue	$ 1,633,375	$ 5,460,302	$ 4,942,392	$ 11,099,486	$ 23,006,480	$ 15,500,000
Total revenue, percentage	33.00%	65.80%	37.90%	67.80%	61.60%	40.90%